Accounting policies - New standards, amendments and interpretations issued but not effective (Details) - GBP (£) £ in Thousands	Dec. 31, 2019	Jan. 01, 2019
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Lease liabilities	£ 951	£ 316
Right-of-use assets	£ 971	£ 326